Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 904,052	$ 6,888,710
Bad debt provision	11,102	1,949,778
Write off		(7,722,231)
Reduction due to divestitures		(299,544)
Recovery	(167,050)
Foreign exchange translation	(38,738)	87,339
Ending balance	$ 709,366	$ 904,052